Consolidated statements of cash flows - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Profit (loss) for the year	$ 45,252,712	$ 13,580,791	$ (2,038,075)
Adjustments for:
Finance costs	130,490	2,817	9,256
Depreciation	147,295	1,284	1,071
Amortisation of intangible assets	141,644	9,172
Amortisation of contract costs	1,153,831
Impairment loss on trade receivables	3,925,335	183,232
Impairment loss on intangible assets	1,907,503
Impairment loss on contract costs	1,100,000
Income tax expense	6,348,444	1,592,549
Change in fair value of warrant liabilities	(26,111,685)
Cash flows from operating activities	33,995,569	15,369,845	(2,027,748)
Trade receivables	(15,304,401)	(13,578,288)
Other current assets	645,662	(2,528,534)	(3,195,175)
Other payables	10,357,419	929,921	228,811
Contract liabilities	(48,418)	97,542
Deferred income	75,848
Cash generated from/(used in) operations	29,721,679	290,486	(4,994,112)
Contract costs paid	(5,350,000)
Finance costs paid	(130,490)	(2,817)	(9,256)
Net cash generated from/(used in) operating activities	24,241,189	287,669	(5,003,368)
Cash flows from investing activities
Acquisition of plant and equipment	(443,680)		(3,854)
Development expenditure	(8,932,010)	(115,149)
Net cash used in investing activities	(9,375,690)	(115,149)	(3,854)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	3,158	5,000,000
Proceeds from capitalisation of Netfin shares, net of redemptions and issuance costs	99,156,651
Proceeds from warrants assumed	69,923,483
Repurchase of own shares	(14,276,718)
Proceeds from loans and borrowings			5,010,000
Repayment of loans and borrowings		(5,010,000)
Lease payment	(100,411)
Finance costs paid	(24,756)
Net cash generated from/(used in) financing activities	154,681,407	(10,000)	5,010,000
Net increase in cash and cash equivalents	169,546,906	162,520	2,778
Cash and cash equivalents at beginning of the year	165,298	2,778
Less: Restricted cash	(35,686,643)
Cash and cash equivalents at end of the year	$ 134,025,561	$ 165,298	$ 2,778